Schedule of Governmental Loans and Note Payable (Details) (Parenthetical)		9 Months Ended		12 Months Ended
	Nov. 17, 2021	May 31, 2022 USD ($)	May 31, 2022 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020	May 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date	May 17, 2022			Sep. 01, 2022
Interest rate during period not repay		75.00%	75.00%
Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, term				24 months
Debt Instrument, Interest Rate During Period				1.00%
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate During Period		3.75%	3.75%	3.75%
Frequency of periodic payment		monthly	monthly	monthly
Periodic payment		$ 190		$ 190
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate During Period		3.00%	3.00%	3.00%
Debt Instrument, Maturity Date		Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate During Period		4.53%	4.53%	4.53%
Frequency of periodic payment		annual	annual	annual
Periodic payment		$ 4,000		$ 4,000
Debt Instrument, Maturity Date		Dec. 31, 2028	Dec. 31, 2028	Dec. 31, 2028	Dec. 02, 2028
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate During Period		9.00%	9.00%	9.00%
Debt Instrument, Maturity Date		Jun. 24, 2022	Jun. 24, 2022	Jun. 24, 2022
Periodic payment principal		$ 950,000		$ 950,000
Canada Emergency Business Account Loan [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate During Period		25.00%	25.00%	25.00%
Debt Instrument, Maturity Date				Dec. 31, 2022
Notes Payable		$ 63,280		$ 63,336		$ 80,000	$ 80,000
Debt Instrument, Description		If the loan amount is paid on or before December 31, 2023, 25% of the loan will be forgiven (“Early Payment Credit”). In the event that the Company does not repay 75% of such term debt on or before December 31, 2023, the Early Payment Credit will not apply. In addition, with acquisition of Terragenx, the Company acquired a CEBA loan in the amount of CAD$60,000 net of CAD$20,000 repayment (US$31,640 at May 31, 2022) under the same terms.	If the loan amount is paid on or before December 31, 2023, 25% of the loan will be forgiven (“Early Payment Credit”). In the event that the Company does not repay 75% of such term debt on or before December 31, 2023, the Early Payment Credit will not apply. In addition, with acquisition of Terragenx, the Company acquired a CEBA loan in the amount of CAD$60,000 net of CAD$20,000 repayment (US$31,640 at May 31, 2022) under the same terms.	If the loan amount is paid on or before December 31, 2022, 25% of the loan will be forgiven (“Early Payment Credit”). In the event that the Company does not repay 75% of such term debt on or before December 31, 2022, the Early Payment Credit will not apply
Canada Emergency Business Account Loan [Member] | Terragenx [Member]
Short-Term Debt [Line Items]
Notes Payable		$ 31,640				$ 60,000
Repayment of debt			$ 20,000